Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001552493
Registrant Name	CNH Industrial Capital LLC
Registration File Number	333-285756
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES